Financial Instruments	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
30.	FINANCIAL INSTRUMENTS

a)	Significant accounting policies

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which revenues and expenses are recognised, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 2 to the consolidated financial statements.

b)	Financial risk exposures and management

The main risks the Company is exposed to through its financial instruments are credit risk, foreign currency risk, interest rate risk, and liquidity risk.

c)	Credit risk exposures

Credit risk represents the loss that would be recognised if the counterparties default on their contractual obligations resulting in financial loss to the Company. The Company has adopted the policy of only dealing with creditworthy counterparties and obtaining sufficient collateral or other security where appropriate, as a means of mitigating the risk of financial loss from defaults.

Cash at bank is held with high credit quality financial institutions.

d)	Interest rate risk

The Group is exposed to movements in market interest rates on cash. The policy is to monitor the interest rate yield curve out to 120 days to ensure a balance is maintained between the liquidity of cash assets and the interest rate of return. The entire balance of cash for the Group of $7,297,328 (30 June 2024: $1,259,242) is subject to interest rate risk.

The balance of cash held on deposit against the offtake prepayment of $15,470,178 (30 June 2024: $15,020,679) is subject to interest rate risk. At 30 June 2025, if interest rates at that date had been 10 basis points higher with all other variables held constant, post-tax profit for the year would have been $14,959 (30 June 2024: $1,068) higher, arising mainly as a result of higher interest revenue from its cash balances at bank. If interest rates had been 10 basis points lower, with all other variables held constant, post-tax profit would have been $14,959 (30 June 2024: $1,068) lower.

e)	Liquidity risk

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

Contractual maturities of financial liabilities

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2025	17,971,783	-	-	-	-	17,971,783	17,971,783
Funding from related party	2025	5,854,852	-	-	-	-	5,854,852	5,854,852
Trade & other payables	2024	13,226,525	-	-	-	-	13,226,525	13,226,525
Funding from related party	2024	4,268,857	-	-	-	-	4,268,857	4,268,857
Total	2025	23,826,635	-	-	-	-	23,826,635	23,826,635
	2024	17,495,382	-	-	-	-	17,495,382	17,495,382

f)	Net fair value

In accordance with the accounting policies disclosed in Note 2 of the consolidated financial statement, the Group measures and recognises the following assets and liabilities at fair value on a recurring basis after initial recognition:

◾	Financial assets at fair value through the profit or loss and other comprehensive income

IFRS 13 Fair Value Measurement requires the disclosure of fair value information by level of the fair value hierarchy, which categorises fair value measurements into one of three possible levels based on the lowest level input that is significant to the measurement can be categorised into as follows:

◾	Level 1 – Measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

◾	Level 2 – Measurement based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly

◾	Level 3 – Measurements based on unobservable inputs for the asset or liability.

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2025:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	107,856,418	107,856,418
Total assets recognised at fair value	-	-	107,856,418	107,856,418

Financial liabilities
Warrants liability	3,529,803	-	37,389,320	40,919,123
Total liabilities recognised at fair value	3,529,803	-	37,389,320	40,919,123

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2024:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	5,000,000	5,000,000
Total assets recognised at fair value	-	-	5,000,000	5,000,000

Financial liabilities
Warrants liability	2,340,413	-	35,523,651	37,864,064
Total liabilities recognised at fair value	2,340,413	-	35,523,651	37,864,064

The Company notes that in the financial year ended 30 June 2025, the warrants liability was classified as a level 2, however the Company has since reclassified this to a level 3 based on the nature of inputs.

Information about the significant unobservable inputs used in the level 3 fair value measurement are set out in Note 20.

g)	Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from commercial transactions. The Group converted assets and liabilities into the functional currency where balances were denominated in a currency other than the US dollar.

At 30 June 2025, the Company had an Australian denominated funding arrangement with European Lithium Ltd (note 18). At 30 June 2025, if the Australian dollar had strengthened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $532,259 (30 June 2024: $388,078) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation. If the Australian dollar had weakened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $650,539 (30 June 2024: $474,317) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation.

h)	Overview of financial instruments

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2025:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	47,894	-	-
Total current assets	47,894	-	-

Restricted cash	15,470,178	-	-
Total non-current assets	15,470,178	-	-

Total assets	15,518,072	-	-

Financial liabilities
Trade and other payables	17,971,783	-	-
Funding from related party	5,854,852	-	-
Warrants liability	40,919,123	-	-
Total current liabilities	64,745,758	-	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	79,745,758	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	837,930	-	-
Total current assets	837,930	-	-

Restricted cash	15,020,679	-	-
Total non-current assets	15,020,679	-	-

Total assets	15,858,609	-	-

Financial liabilities
Trade and other payables	13,226,525	-	-
Funding from related party	4,268,857	-	-
Warrants liability	-	37,864,064	-
Total current liabilities	17,495,382	37,864,064	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	32,495,382	37,864,064	-